Commitments and Contingencies (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 05, 2021	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Underwriters aggregate amount		$ 2,000,000	$ 2,000,000
Aggregate gross proceeds	$ 100,000,000.0
Aggregate of shares of common stock (in Shares)	10,000,000
Net tangible assets		5,000,001
Aggregate Cash Proceeds		$ 130,000,000.0
Business combination description		(i) the outstanding common and preferred stock of Jasper will be automatically canceled, extinguished and converted into a number of shares of the Company’s voting common stock, par value $0.0001 per share (the “Company New Voting Shares”) and, in certain circumstances, shares of the Company’s non-voting common stock, par value $0.0001 per share (the “Company New Non-Voting Shares” and together with the Company New Voting Shares, the “Company Shares”), based on an equity value of Jasper equal to $275.0 million (the “Jasper Equity Value”); (ii) each outstanding vested and unvested option to purchase shares of Jasper common stock will be canceled in exchange for a comparable option to purchase Company New Voting Shares, based on the Jasper Equity Value; and (iii) each unvested award of restricted shares of Jasper common stock will be converted into a comparable right to receive restricted Company Shares, based on the Jasper Equity Value, in each of the foregoing cases, as described in the Business Combination Agreement.
Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination description		the execution of the Business Combination Agreement, the Sponsor entered into a support agreement with the Company and Jasper (the “Sponsor Support Agreement”), pursuant to which the Sponsor has agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the transactions contemplated thereby (including the Merger); (ii) vote against any Company Acquisition Proposal (as defined in the Business Combination Agreement) and certain other matters as set forth in the Sponsor Support Agreement; (iii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company (whether resulting from the transactions contemplated by the Subscription Agreements (as defined below) or otherwise); (iv) be bound by certain transfer restrictions with respect to its shares in the Company prior to the closing of the Proposed Business Combination; (v) place into escrow certain of its shares in the Company (the “Sponsor Earnout Shares”), to be released as follows (A) fifty percent (50%) of the Sponsor Earnout Shares, if, during the period from and after the closing of the Proposed Business Combination until the third anniversary of the closing of the Proposed Business Combination (the “Earnout Period”) within any thirty (30) day consecutive Trading Day Period (as defined in the Sponsor Support Agreement) the VWAP (as defined in the Sponsor Support Agreement) of Company Shares is greater than or equal to $15.00 and (B) fifty percent (50%) of the Sponsor Earnout Shares, if, during the Earnout Period, over any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period, the VWAP of the Company Shares is greater than or equal to $18.00; and (vi) forfeit all private placement warrants owned by the Sponsor immediately prior to the closing of the Proposed Business Combination, in each case subject to the terms and conditions of the Sponsor Support Agreement.
Common Class A [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate gross proceeds		$ 100,000,000.0
Aggregate of shares of common stock (in Shares)		10,000,000
Aggregate price (in Dollars per share)		$ 10.00
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Cash underwriting discount of per unit (in Dollars per share)		$ 0.20	$ 0.20
Underwriters aggregate amount		$ 2,000,000	$ 2,000,000
Deferred fee, per unit (in Dollars per share)		$ 0.35	$ 0.35
Deferred aggregate amount		$ 3,500,000	$ 3,500,000